DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Warrants Issued with the Derivative Instruments
Fair value of derivative instrument	$ 110,419	$ 187,745
Auctus Convertible Promissory Notes
Fair value of derivative instrument		4,634,653
Total Services Revenues
Fair value of derivative instrument	4,203,788	$ 4,822,398
Convertible Promissory Notes
Fair value of derivative instrument	$ 4,093,369